4. DEVELOPMENT OF CHROMAID(TM) TECHNOLOGY	6 Months Ended
Mar. 31, 2013
Notes to Financial Statements
4. DEVELOPMENT OF CHROMAID(TM) TECHNOLOGY

4.	DEVELOPMENT OF CHROMAID™ TECHNOLOGY

The Company has developed a unique patented technology which directs structured light onto a physical substance to capture a ChromaID™ Profile. When matched against existing databases, the ChromaID Profile can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

Visualant’s ChromaID technology was developed over an eight-year period by Professor Tom Furness and Dr. Brian Schowengerdt of RATLab LLC under contract to Visualant. Visualant owns five relevant patents and a  number of  trademarks, for which the Company has applied for registered trademark status in the United States and elsewhere. The technology is now being transferred into products and a ScanHead module. Visualant has partnered with Sumitomo Precision Products to manufacture the ScanHead and reduce the technology to a reliable and cost effective form. The first demonstration of this is the Cyclops6 ChromaID Scanner, which was demonstrated at the Japanese Instrumentation Manufacturing Association trade show in Tokyo in October 2012. The Cyclops6 ChromaID Scanner can be used to evaluate the technology for flat surface applications and has sensitivity from 350nm to 1450nm.

Visualant is pursuing an aggressive patent strategy to expand our unique intellectual property in the United States and Japan. The following patents have been issued to date:

On September 6, 2011, the Company announced that it was issued US Patent No. 7,996,173, entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks.

On January 19, 2012, the Company announced that it was issued US Patent No. 8,081,304, entitled “Method, Apparatus and Article to Facilitate Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On March 20, 2012, the Company announced that it was issued US Patent No. 8,076,630, entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On November 1, 2012, the Company announced that it was issued US Patent No. 8,285,510 entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On April 1, 2013, the Company announced that it was issued US Patent No. 8,368,878 B2 and is entitled “Method, Apparatus and Article To Facilitate Evaluation of Object Using Electromagnetic Energy by the United States Office of Patents and Trademarks.

On February 6, 2013, the Company’s ChromaID technology won the Green Photonics section of the 2013 Annual Prism Awards at SPIE Photonics West 2013. The award honors solutions that generate or conserve energy, cut emissions, reduce pollution, and yield sustainable outputs.